ACQUISITION OF BUSINESSES - Infrastructure Services, Teekay Offshore Parters L.P. (Teekay Offshore) (Details)			6 Months Ended	12 Months Ended
	Jul. 03, 2018 USD ($) warrant	Jul. 02, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about business combination [line items]
Goodwill			$ 2,411,000,000	$ 2,411,000,000	$ 5,218,000,000
Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Gain on extinguishment			44,000,000
Teekay Offshore Partners L.P. | Warrants
Disclosure of detailed information about business combination [line items]
Gain on extinguishment			26,000,000
Teekay Offshore Partners L.P. | Debt
Disclosure of detailed information about business combination [line items]
Gain on extinguishment			18,000,000
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P. | Warrants
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable	1,000,000
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Economic interest		60.00%
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore GP
Disclosure of detailed information about business combination [line items]
Voting interest		49.00%
Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore GP | Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	2.00%
Infrastructure services
Disclosure of detailed information about business combination [line items]
Goodwill			760,000,000	760,000,000	$ 470,000,000
Infrastructure services | Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value	$ 275,000,000
Goodwill	547,000,000
Goodwill expected to be deductible for tax purposes	$ 0
Revenue of acquiree since acquisition date				181,000,000
Profit (loss) of acquiree since acquisition date				46,000,000
Revenue of acquiree as if combination occurred at beginning of period				334,000,000
Profit (loss) of acquiree as if combination occurred at beginning of period				54,000,000
Fair value of investment immediately before acquiring control		$ 651,000,000
Less: carrying value of investment immediately before acquisition		$ 447,000,000
Add: amounts recognized in OCI			2,000,000
Remeasurement gain			206,000,000
Gain on extinguishment			44,000,000
Gain (loss) on acquisitions/dispositions, net			250,000,000	250,000,000
Total gain on acquisition attributable to non-controlling interests			135,000,000	135,000,000
Total gain on acquisition attributable to the partnership			$ 115,000,000	$ 115,000,000
Infrastructure services | Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P. | Warrants
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | warrant	1,000,000
Infrastructure services | Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Economic interest		60.00%
Infrastructure services | Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore Partners L.P. | Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Economic interest	60.00%
Infrastructure services | Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore GP
Disclosure of detailed information about business combination [line items]
Voting interest		49.00%
Infrastructure services | Brookfield Business Partners L.P. and Institutional Investors | Teekay Offshore GP | Teekay Offshore Partners L.P.
Disclosure of detailed information about business combination [line items]
Voting interest	51.00%
Percentage of voting equity interests acquired	2.00%